International operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Assets	$ 409,953	$ 405,783	$ 444,438
Total revenue	17,502	16,377	15,931
Income before income taxes	4,088	3,328	4,648
Net income	3,288	2,560	3,771
Total International
Segment Reporting Information [Line Items]
Assets	87,601	91,319	117,306
Total revenue	6,286	5,886	6,007
Income before income taxes	2,643	2,217	2,312
Net income	2,044	1,676	1,798
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Assets	76,297	78,074	94,507
Total revenue	4,112	3,954	4,119
Income before income taxes	1,367	1,164	1,293
Net income	1,057	880	1,005
UK
Segment Reporting Information [Line Items]
Assets	29,100	31,700	37,900
Total revenue	$ 2,400	$ 2,200	$ 2,400
Percentage of asset	7.00%	8.00%	9.00%
Percentage of revenue	14.00%	14.00%	15.00%
Asia-Pacific region
Segment Reporting Information [Line Items]
Assets	$ 9,617	$ 11,623	$ 20,280
Total revenue	1,281	1,127	1,144
Income before income taxes	707	572	572
Net income	547	432	445
Other
Segment Reporting Information [Line Items]
Assets	1,687	1,622	2,519
Total revenue	893	805	744
Income before income taxes	569	481	447
Net income	440	364	348
Total Domestic
Segment Reporting Information [Line Items]
Assets	322,352	314,464	327,132
Total revenue	11,216	10,491	9,924
Income before income taxes	1,445	1,111	2,336
Net income	$ 1,244	$ 884	$ 1,973